SCHEDULE OF DERIVATIVE INSTRUMENTS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Derivative, fair value	$ (74,765)
China, Yuan Renminbi
Derivative, fair value	143,631
United Kingdom, Pounds
Derivative, fair value	(133,674)
Euro Member Countries, Euro
Derivative, fair value	$ (84,722)